Equity and Partners' Capital	12 Months Ended
Dec. 31, 2013
Partners' Capital Notes [Abstract]
Equity and Partners' Capital
4.  EQUITY AND PARTNERS’ CAPITAL

Initial Public Offering. In December 2012, WGP completed its IPO of 19,758,150 common units representing limited partner interests at a price of $22.00 per common unit. As of December 31, 2013, Anadarko held 199,137,365 of WGP’s common units, representing a 91.0% limited partner interest in WGP, and, through its ownership of WGP GP, Anadarko indirectly held a non-economic general partner interest in WGP. The public held 19,758,150 WGP common units, representing a 9.0% limited partner interest in WGP.

Net income per common unit. For WGP, earnings per unit is calculated by dividing the limited partners’ interest in net income by the weighted average number of common units outstanding. Net income per common unit is calculated assuming that cash distributions are equal to the net income attributable to WGP. Net income attributable to periods prior to WGP’s IPO, including compensation expense for grants of awards under the Incentive Plan (see Note 6), is attributable to subsidiaries of Anadarko and therefore not allocated to the limited partners for purposes of calculating net income per unit. As a result, pre-IPO net income, representing the financial results prior to WGP’s IPO on December 12, 2012, has been excluded from the limited partners’ interest in net income. Similarly, post-IPO net income attributable to the WES assets (as defined in Note 1) acquired from Anadarko, for periods prior to WES’s acquisition of such assets, is not allocated to the limited partners when calculating net income per common unit.
Net income equal to the amount of available cash (as defined by WGP’s partnership agreement) is allocated to WGP common unitholders consistent with actual cash distributions. Net income available to limited partners for the 20-day period beginning on the date WGP’s IPO closed through December 31, 2012, was calculated based on the number of common units outstanding after the IPO.

4.  EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

Holdings of WES equity. WES’s common units are listed on the New York Stock Exchange under the symbol “WES.” As of December 31, 2013, WGP and affiliates held 49,296,205 WES common units, representing a 41.2% limited partner interest in WES, and, through its ownership of WES GP, WGP indirectly held 2,394,345 general partner units, representing a 2.0% general partner interest in WES, and 100% of WES’s IDRs. As of December 31, 2013, AMM, a subsidiary of Anadarko, separately held 449,129 WES common units, representing a 0.4% limited partner interest in WES, and the public held 67,577,478 WES common units, representing a 56.4% limited partner interest in WES, which are both reflected as noncontrolling interests within the consolidated financial statements of WGP (see Note 1 and Note 2).

WES public equity offerings. WES completed the following public offerings of its common units during 2011, 2012 and 2013:

thousands except unit and per-unit amounts	WES Common Units Issued (1)	WES GP Units Issued (2)	Price Per Unit	Underwriting Discount and Other Offering Expenses	Net Proceeds to WES
March 2011 equity offering	3,852,813	78,629	$35.15	$5,621	$132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748
June 2012 equity offering	5,000,000	102,041	43.88	7,468	216,409
May 2013 equity offering	7,015,000	143,163	61.18	13,203	424,733
December 2013 equity offering (3)	4,500,000	91,837	61.51	8,716	273,728

(1)
Includes the issuance of 302,813 WES common units, 750,000 WES common units and 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.

(2)	Represents general partner units of WES issued to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest.

(3)
Excludes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units of WES to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the WES GP’s proportionate capital contribution) were $18.3 million.

In addition, pursuant to WES’s registration statement filed with the U.S. Securities and Exchange Commission (“SEC”) in August 2012 authorizing the issuance of up to an aggregate of $125.0 million of WES common units (the “Continuous Offering Program”), during the three months ended December 31, 2013, WES completed trades totaling 642,385 common units at an average price per unit of $60.83, generating gross proceeds of $39.9 million (including the WES GP’s proportionate capital contribution and before $0.9 million of associated offering expenses). During the year ended December 31, 2013, WES completed trades totaling 685,735 common units at an average price per unit of $60.84, generating gross proceeds of $42.6 million (including WES GP’s proportionate capital contribution and before $1.0 million of associated offering expenses).

4.  EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

WES common and general partner units. The following table summarizes WES’s common and general partner units issued during the years ended December 31, 2012 and 2013:

	WES Common Units	WES General Partner Units	Total
Balance at December 31, 2011	90,140,999	1,839,613	91,980,612
MGR acquisition	632,783	12,914	645,697
Long-Term Incentive Plan awards	12,570	257	12,827
June 2012 equity offering	5,000,000	102,041	5,102,041
Chipeta acquisition	151,235	3,086	154,321
WGP unit purchase agreement	8,722,966	178,019	8,900,985
Balance at December 31, 2012	104,660,553	2,135,930	106,796,483
Non-Operated Marcellus Interest acquisition	449,129	9,166	458,295
Long-Term Incentive Plan awards	12,395	253	12,648
May 2013 equity offering	7,015,000	143,163	7,158,163
Continuous Offering Program	685,735	13,996	699,731
December 2013 equity offering	4,500,000	91,837	4,591,837
Balance at December 31, 2013	117,322,812	2,394,345	119,717,157